Disclosures on equity - Capital Management Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosures Of Equity [Line Items]
Net financial debt	$ 2,017,655	$ 2,387,486	$ 2,161,874
Liquidity, ratio	3.27	2.51
Capital Management
Disclosures Of Equity [Line Items]
Net financial debt	$ 1,944,677	$ 2,303,673
Liquidity, ratio	3.27	2.51
ROE, percentage	7.95	(13.31)
Adjusted EBITDA	$ 1,579,587	$ 1,483,571
EBITDA	$ 1,575,962	$ 1,514,382
ROA, percentage	10.45	13.60
Indebtedness, ratio	0.24	0.44